Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Financing Receivable, Allowance for Credit Losses [Line Items]
Accounts receivable: other	¥ 2,075,599		¥ 2,026,871
Accrued interest receivable	805,983		¥ 761,358
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant sales of loans	¥ 1,859,000	¥ 1,761,000
Commercial | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	1 month
Card | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Krungsri | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	3 months
Residential | Minimum
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month	6 months